Gains or losses on non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Gains or losses on non-current assets held for sale not classified as discontinued operations	Gains or losses on non-current assets held for sale not classified as discontinued operations
The detail of Gains/(losses) on non-current assets held for sale not classified as discontinued operations is as follows:

EUR million
Net balance	2023	2022	2021
Tangible assets	(20)	7	(52)
Impairment (note 12)	(51)	(94)	(141)
Gain (loss) on sale (note 12)	31	101	89
Other gains and other losses	—	—	9
	(20)	7	(43)